Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Term and Discount Rate
The following table presents the weighted average remaining lease term and discount rate for leases:

	December 31, 2021	December 31, 2020
Weighted-average remaining lease term	5.53	5.58
Weighted-average discount rate	4.55%	5.25%

Schedule of Maturities of Operating Lease Liabilities
The maturities of the operating lease liabilities as of December 31, 2021 were as follows (in thousands):

Year ending December 31,
2022	$3,940
2023	3,784
2024	3,884
2025	3,902
2026 and thereafter	6,751

Total undiscounted lease payments	22,261
Less: imputed interest	(2,986)

Total operating lease liabilities	$19,275